Defered Income Tax (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 60,979	$ 46,024
Research and development tax credits	1,731	2,441
Reserves and accruals	966	724
Other	2,433	2,948
Total deferred tax assets	66,109	52,137
Valuation allowance	$ (66,109)	$ (52,137)